NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Summary of non-controlling interests
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2024	December 31, 2023
Participating non-controlling interests – in operating subsidiaries	$18,099	$18,863
General partnership interest in a holding subsidiary held by Brookfield	48	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,330	2,684
BEPC exchangeable shares	2,152	2,479
Preferred equity	565	583
Perpetual subordinated notes	738	592
	$23,932	$25,256
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Infrastructure Fund V	Brookfield Global Transition Fund I	Brookfield Global Transition Fund II	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	Other	Total
As at December 31, 2023	$75	$2,463	$3,214	$2,411	$917	$3,682	$296	$1,288	$122	$2,704	$18	$1,673	$18,863
Net income (loss)	22	(3)	4	32	(9)	(31)	5	14	11	25	—	(4)	66
Other comprehensive income (loss)	—	(116)	(132)	(127)	(54)	(159)	—	(39)	—	(209)	(1)	11	(826)
Capital contributions	—	—	—	63	53	313	3	—	—	—	—	79	511
Return of capital	—	—	—	(12)	(142)	(13)	—	—	—	—	—	—	(167)
Disposal	(21)	(14)	—	—	—	—	—	—	—	—	—	—	(35)
Distributions	(22)	(33)	(73)	(17)	(33)	(3)	(12)	(27)	—	(114)	(1)	(16)	(351)
Other	(1)	—	3	10	3	52	31	(1)	—	—	(1)	(58)	38
As at June 30, 2024	$53	$2,297	$3,016	$2,360	$735	$3,841	$323	$1,235	$133	$2,406	$15	$1,685	$18,099
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%	72%	77% - 80%	54%	50%	25%	53%	0.3%	0.3% - 71%

Summary of distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
General partnership interest in a holding subsidiary held by Brookfield	$1	$1	$2	$2
Incentive distribution	32	28	65	55
	33	29	67	57
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	69	66	139	133
BEPC exchangeable shares held by
Brookfield Holders	16	15	32	31
External shareholders	48	46	97	88
Total BEPC exchangeable shares	64	61	129	119
	$166	$156	$335	$309
The composition of distributions for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Brookfield Holders	$27	$23	$53	$47
External LP unitholders	74	69	151	142
	$101	$92	$204	$189

Disclosure of preference shares
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2024	2023	June 30, 2024	December 31, 2023
Series 1 (C$136)	6.85	3.1	April 2025	$2	$2	$125	$129
Series 2 (C$113)(1)	3.11	7.6	April 2025	2	2	57	58
Series 3 (C$249)	9.96	4.4	July 2024	4	4	181	187
Series 5 (C$103)	4.11	5.0	April 2018	2	2	75	77
Series 6 (C$175)	7.00	5.0	July 2018	3	3	127	132
	31.03			$13	$13	$565	$583
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.

Disclosure of subordinated notes
Brookfield Renewable's perpetual subordinated notes consists:

(MILLIONS EXCEPT AS NOTED)	Notes outstanding	Interest rate (%)	Earliest permitted redemption date	Interest expense for the six months ended June 30		Carrying value as at

Issuance date				2024	2023	June 30, 2024	December 31, 2023
April, 2021	14.0	4.6	April, 2026	$8	$8	$340	$340
December, 2021	10.4	4.9	December, 2026	6	6	252	252
March, 2024	6.00	7.3	March, 2029	3	—	146	—
	30.4			$17	$14	$738	$592